FINANCIAL INSTRUMENTS (Details 3) - Currency risk [member]	Dec. 31, 2022 Number
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate	5.2177
United States of America, Dollars | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.2070
United States of America, Dollars | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate	6.5221
United States of America, Dollars | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	7.8266
E U R [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.5694
E U R [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.5580
E U R [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate	6.9618
E U R [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	8.3541
U S D X E U R [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.0674
U S D X E U R [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.0674
U S D X E U R [Member] | Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.3343
U S D X E U R [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.6011